United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2299
                                   --------

                          CIGNA Investment Securities
                          ---------------------------
               (Exact name of registrant as specified in charter)

        c/o CIGNA Investment Advisors, Inc., 280 Trumbull Street, H16C,
                               Hartford, CT 06103

              (Address of principal executive offices) (Zip code)

    Mark Butler, 2223 Washington Street, 3 Newton Executive Park, Suite 200
                                Newton, MA 02462

                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 860.757.7276
                                                            ------------

Date of fiscal year end: 12/31/2004
                         ----------

Date of reporting period: 6/30/2004 - 9/30/2004
                          ---------------------

Item 1. Schedule of Investments.

--------------------------------------------------------------------------------
CIGNA Investment Securities Investments in Securities
September 30, 2004 (Unaudited)

                                                              PRINCIPAL        VALUE
                                                                (000)          (000)
--------------------------------------------------------------------------------------
LONG-TERM BONDS - 96.8%
BASIC MATERIALS - 0.4%
International Paper Co., 5.50%, 2014                            $ 170           $ 174
Stora Enso Oyj, 7.38%, 2011                                       100             116
Weyerhaeuser Co., 6.75%, 2012                                      70              78
                                                                      ----------------
                                                                                  368
                                                                      ----------------
COMMUNICATIONS & MEDIA - 8.9%
AOL Time Warner, 6.75%, 2011                                       80              89
AT&T Corp., 8.75% (coupon change based
     on rating) 2031                                               70              76
British Sky Broadcasting PLC, 8.20%, 2009                         220             256
British Telecommunications PLC,
     8.88% (coupon change based on rating), 2030                   50              66
Comcast Corp., 5.85%, 2010                                         90              96
Deutsche Telekom International Finance BV,
     8.50% (coupon change based on rating), 2010                  155             186
     8.75% (coupon change based on rating), 2030                  205             265
France Telecom SA,
     7.95%, (coupon change based on rating), 2006                  60              64
     8.50%, (coupon change based on rating), 2011                 600             718
     9.25%, (coupon change based on rating), 2031                  75              99
Intelsat, Ltd., 6.50%, 2013                                       245             201
Kyivstar GSM, 10.38%, 2009
     (144A security acquired  Nov. 2002 & Jan. 2003
     for $208) (b)                                                198             211
Koninklijke KPN, NV, 8.00%, 2010                                  370             440
Liberty Media Corp.,
     7.88%, 2009                                                  500             558
     5.70%, 2013                                                   45              44
News America Holdings, Inc.,
     7.75%, 2045                                                  110             130
     7.90%, 2095                                                  120             142
     8.25%, 2096                                                   45              55
News America, Inc., 6.75%, 2038                                    30              33
PTC International Finance II SA, 11.25%, 2009                     200             213
Qwest Capital Funding, Inc., 7.00%, 2009                           30              27
Qwest Services Corp., 13.50%, 2010
     (144A security acquired Mar. 2004 for $47) (b)                40              47
SBC Communications, Inc., 6.45%, 2034                              50              51
Shaw Communications, Inc.,
     8.25%, 2010                                                  145             164
     7.20%, 2011                                                   65              71
Sprint Capital Corp.,
     6.13%, 2008                                                   70              76
     8.38%, 2012                                                   55              67
     6.88%, 2028                                                  210             220
     8.75%, 2032                                                  135             171
Tele Communications, Inc.,
     9.80%, 2012                                                  260             332
     7.88%, 2013                                                  315             369
Telecom Italia Capital SA,
     5.25%, 2013
     (144A security acquired Oct. 2003 for $284) (b)              285             290
     6.38%, 2033
     (144A security acquired Oct. 2003 for $100) (b)              100             103
     6.00%, 2034
     (144A security acquired Sep. 2004 for $159) (b)              160             156
TELUS  Corp.,
     7.50%, 2007                                                $ 240           $ 263
     8.00%, 2011                                                  415             486
Time Warner, Inc.,
     9.13%, 2013                                                  605             757
     8.05%, 2016                                                   70              83
TPSA Finance BV, 7.75%, 2008
     (144A security acquired July & Aug. 2003
      for $126) (b)                                               110             123
Univision Communications, Inc., 7.85%, 2011                       110             129
Verizon Florida, Inc., 6.13%, 2013                                100             107
                                                                      ----------------
                                                                                8,034
                                                                      ----------------
CONSUMER & RETAIL - 2.7%
Campbell Soup Co., 5.88%, 2008                                    110             119
Heinz (H.J.) Co., 6.38%, 2028                                      10              11
Heinz (H.J.) Finance Co.,
     6.75% (coupon change based on rating), 2032                   90             103
Kellogg Co., 6.60%, 2011                                          435             490
Kraft Foods, Inc.,
     5.25%, 2007                                                   80              84
     5.63%, 2011                                                  500             528
Kroger Co., 7.50%, 2031                                            35              41
May Department Stores Co.,
     4.80%, 2009
     (144A security acquired July 2004 for $50) (b)                50              51
     5.75%, 2014
     (144A security acquired July 2004 for $105) (b)              105             108
Miller Brewing Co., 5.50%, 2013
     (144A security acquired Aug. 2003 for $144) (b)              145             151
Safeway, Inc., 7.25%, 2031                                         30              33
Tyson Foods, Inc., 8.25%, 2011                                     75              89
VFB LLC, 10.25%, 2009 (a)                                       2,129             490
Yum! Brands, Inc., 8.88%, 2011                                    135             168
                                                                      ----------------
                                                                                2,466
                                                                      ----------------
DIVERSIFIED - 0.6%
Bombardier, Inc., 6.30%, 2014
     (144A security acquired May & June 2004
     for $50) (b)                                                  55              48
General Electric Co., 5.00%, 2013                                 380             391
ITT Industries, Inc., 7.40%, 2025                                 125             144
                                                                      ----------------
                                                                                  583
                                                                      ----------------
FINANCIAL - 9.8%
BankBoston Corp., 8.25%, 2026                                      75              85
Boeing Capital Corp., 6.10%, 2011                                  85              93
CIT Group, Inc.,
     5.75%, 2007                                                  110             117
     6.88%, 2009                                                   55              62
Citigroup, Inc.,
     6.38%, 2008                                                1,010           1,109
     5.00%, 2014
     (144A security acquired July 2002 for $211) (b)              230             230
Countrywide Home Loans., 5.50%, 2007                               60              63
Credit Suisse First Boston Mortgage Securities Corp.,
     4.63%, 2008                                                   95              98
     5.50%, 2013                                                   60              62
     Interest Only 7.50%, 2032 (c)                                700               4
     Interest Only 8.00%, 2032 (c)                                542              11

--------------------------------------------------------------------------------
CIGNA Investment Securities Investments in Securities
September 30, 2004 (Unaudited)

                                                              PRINCIPAL        VALUE
                                                                (000)          (000)
--------------------------------------------------------------------------------------
FINANCIAL continued
Dresdner Funding Trust I, 8.15%, 2031
     (144A security acquired June & Sep. 2003
     for $226) (b)                                              $ 205           $ 248
Ford Motor Credit Co.,
     7.38%, 2009                                                  310             340
     7.88%, 2010                                                  270             301
     7.38%, 2011                                                  125             136
General Electric Capital Corp., 4.75%, 2014                        90              89
General Motors Acceptance Corp.,
     6.88%, 2011                                                  530             556
     7.25%, 2011                                                   70              75
     7.00%, 2012                                                   55              58
Glencore Funding LLC, 6.00%, 2014
     (144A security acquired May 2004 for $68) (b)                 75              73
Golden West Financial Corp., 4.13%, 2007                          160             163
Goldman Sachs Group, Inc., 6.88%, 2011                            300             339
GS Mortgage Securities Corp.  II,  5.40%, 2038                    640             671
Household Finance Corp.,
      8.00%, 2010                                                 385             455
      6.38%, 2012                                                 165             183
HVB Funding Trust III, 8.74%, 2031
     (144A security acquired May, June 2003  &
      Feb. 2004 for $191) (b)                                     185             232
International Lease Finance Corp., 6.38%, 2009                    165             181
Korea Development Bank, 4.25%, 2007                                70              71
Lehman Brothers Holdings, Inc., 6.63%, 2012                       180             201
Manufacturers & Traders Trust, 8.00%, 2010                        105             126
Midland Funding II, 13.25%, 2006                                  105             119
Mizuho Financial Group Cayman Ltd., 5.79%, 2014
     (144A security acquired Feb. 2004 for $165) (b)              165             170
Morgan (J.P.) Co., 6.00%, 2009                                    150             162
Morgan Stanley Group, Inc., 6.75%, 2011                           215             241
National Rural Utilities Cooperative Finance Corp.,
     5.75%, 2009                                                   90              96
NB Capital Trust IV, 8.25%, 2027                                  125             144
Old Kent Bank,
     Step Coupon (7.75% to 8/15/05), 2010                         270             280
Residential Asset Mortgage Products, Inc.,
     Interest Only, 5.75%, 2005 (c)                               620              14
     4.45%, 2028                                                  350             352
Santander Financial Issuances,
     6.80%, 2005                                                   75              77
     6.38%, 2011                                                  145             160
Sanwa Finance Aruba AEC, 8.35%, 2009                              175             206
Union Planters Corp., 6.75%, 2005                                 220             230
U.S. West Capital Funding, Inc., 6.50%, 2018                       25              18
Wells Fargo & Co., 4.95%, 2013                                    120             122
                                                                      ----------------
                                                                                8,823
                                                                      ----------------
FOREIGN GOVERNMENT - 2.1%
Argentina (Republic of),
     11.38%, 2010 (d)                                            $ 95            $ 29
     11.38%, 2017 (d)                                             240              73
Brazil (Federal Republic of),
     9.25%, 2010                                                   75              80
     11.00%, 2012                                                  70              80
Export-Import Bank of Korea,
     4.25%, 2007                                                   20              20
     4.13%, 2009
     (144A security acquired Feb. 2004 for $134) (b)              135             135
Quebec (Province of Canada),
     5.50%, 2006                                                  475             495
     7.50%, 2023                                                  180             228
Russian Federation, 12.75%, 2028
     (144A security acquired Aug. 2004 for $408) (b)              275             419
United Mexican States, 8.30%, 2031                                295             336
                                                                      ----------------
                                                                                1,895
                                                                      ----------------

HEALTH CARE - 0.2%
HCA, Inc.,
     5.25%, 2008                                                   90              92
     7.50%, 2033                                                   50              53
                                                                      ----------------
                                                                                  145
                                                                      ----------------

INDUSTRIAL - 1.8%
Ametek, Inc., 7.20%, 2008                                         205             224
BAE Systems Holdings, 6.40%, 2011
     (144A security acquired Dec. 2001 & Nov. 2002
     for $439) (b)                                                435             485
Lockheed Martin Corp.,
      8.20%, 2009                                                 575             684
      8.50%, 2029                                                   5               7
Systems 2001 Asset Trust LLC, 7.16%, 2011 (144A
     security acquired June 2001 for $179) (b)                    179             193
                                                                      ----------------
                                                                                1,593
                                                                      ----------------

INSURANCE - 1.3%
American Re Corp., 7.45%, 2026                                    300             330
AXA SA, 8.60%, 2030                                               115             149
Monumental Global Funding II, 3.85%, 2008
     (144A security acquired Feb. 2003 for $210) (b)              210             213
Travelers Property Casualty Corp., 5.00%, 2013                    110             109
Zurich Capital Trust I, 8.38%, 2037
     (144A security acquired Jan., June, Aug.
     & Oct. 2003 for $300) (b)                                    310             354
                                                                      ----------------
                                                                                1,155
                                                                      ----------------

OIL & GAS - 1.8%
Amerada Hess Corp., 7.30%, 2031                                   110             120
ConocoPhilips, 8.75%, 2010                                        410             504
Devon Financing Corp. ULC, 6.88%, 2011                            110             124
Duke Capital Corp., 4.30%, 2006                                    90              91

--------------------------------------------------------------------------------
CIGNA Investment Securities Investments in Securities
September 30, 2004 (Unaudited)

                                                               PRINCIPAL        VALUE
                                                                 (000)          (000)
--------------------------------------------------------------------------------------
OIL & GAS continued
Duke Energy Field Services LLC,
     5.75%, 2006                                                 $ 40            $ 42
     6.88%, 2011                                                   30              34
EnCana Corp. 6.50%, 2034                                           50              53
Morgan Stanley Bank AG for Gazprom OAO,
     9.63%, 2013, (144A security acquired Sep. 2004
     for $110)                                                    100             111
Occidental Petroleum Corp., 7.65%, 2006                           480             510
Petroleos Mexicanos, 9.50%, 2027                                   45              55
                                                                      ----------------
                                                                                1,644
                                                                      ----------------

PHARMACEUTICALS - 0.5%
Lilly (Eli) & Co., 6.77%, 2036                                    300             349
Wyeth,
     5.50% (coupon change based on rating), 2013                   40              41
     5.50%, 2014                                                   95              96
                                                                      ----------------
                                                                                  486
                                                                      ----------------
TRANSPORTATION - 1.4%
American Airlines, 7.86%, 2011                                    180             179
Burlington Northern Santa Fe, 6.75%, 2029                          45              49
Federal Express Corp., 7.60%, 2097                                 85              99
Ford Motor Co., 6.38%, 2029                                       110              97
Norfolk Southern Corp.,
     7.70%, 2017                                                  120             145
     7.90%, 2097                                                  170             207
Union Pacific Corp.,
     7.60%, 2005                                                  285             293
     6.13%, 2012                                                  150             162
                                                                      ----------------
                                                                                1,231
                                                                      ----------------

U.S. GOVERNMENT & AGENCIES (e) - 61.8%
Fannie Mae,
     5.75%, 2008                                                  580             625
      6.00%, 2008                                               3,900           4,242
     5.50%, 2017                                                  855             886
     4.00%, 2018                                                  341             333
     6.50%, 2032                                                1,359           1,427
     7.00%, 2032                                                  787             835
     5.00%, 2033                                                  541             537
     5.50%, 2033                                                2,383           2,420
     6.50%, 2033                                                  439             461
     5.00%, 2034                                                  661             655
     5.50%, 2034                                                1,028           1,043
     6.00%, 2034                                                2,442           2,530
     Interest Only 6.59%, 2042 (c)                              3,856              69
Freddie Mac,
     6.50%, 2013                                                  115             122
     5.50%, 2017                                                  540             559
     6.00%, 2017                                                  613             642
     6.50%, 2017                                                  335             355
     4.50%, 2018                                                2,739           2,737
     5.00%, 2018                                                2,652           2,699
     6.00%, 2032                                                  788             815
     7.50%, 2032                                                  417             448
     5.00%, 2033                                                3,802           3,777
     5.50%, 2033                                                2,619           2,661
     6.00%, 2033                                                  387             401
     6.00%, 2034                                                2,650           2,741
     6.50%, 2034                                                  232             244
Ginnie Mae,
     6.50%, 2031                                                $ 264           $ 279
     6.50%, 2032                                                  175             184
     5.50%, 2033                                                  638             651
     6.00%, 2033                                                2,671           2,769
U.S. Treasury Bonds,
     8.75%, 2017                                                1,570           2,215
     6.00%, 2026                                                3,250           3,705
U.S. Treasury Notes,
     4.63%, 2006                                                  405             419
     7.00%, 2006                                                7,370           7,943
     6.00%. 2009                                                2,300           2,571
     5.00%. 2011                                                  305             328
     4.25%. 2013                                                  195             198
     4.75%. 2014                                                  145             152
                                                                      ----------------
                                                                               55,678
                                                                      ----------------

UTILITIES - 3.5%
American Electric Power, Inc., 5.38%, 2010                         40              42
Carolina Power & Light Co., 6.50%, 2012                           105             117
CenterPoint Energy,
     5.70%, 2013                                                  105             111
     7.88%, 2013                                                  205             242
Columbus Southern Power Co., 5.50%, 2013                           55              58
Detroit Edison Co.,
     6.13%, 2010                                                  210             230
     6.35%, 2032                                                    5               5
Dominion Resources, Inc., 6.25%, 2012                              60              65
DPL, Inc., 8.25%, 2007                                            155             167
First Energy Corp.,
     5.50%, 2006                                                  415             432
     6.45%, 2011                                                  185             202
     7.38%, 2031                                                   90             101
Korea Electric Power Corp., 5.13%, 2034
     (144A security acquired Apr. 2004 for $74) (b)                75              75
Niagara Mohawk Power Co., 7.63%, 2005                             378             394
Nisource Finance Corp., 7.88%, 2010                               180             213
Ohio Power Co., 5.50%, 2013                                        25              26
Oncor Electric Delivery Co., 7.25%, 2033                          135             159
Pacific Gas & Electric Co.,
     3.60%, 2009                                                   45              44
     4.20%, 2011                                                   60              59
     6.05%, 2034                                                   85              87
Progress Energy, Inc.,
     7.10%, 2011                                                   90             102
     7.00%, 2031                                                   85              92
Tenaska Alabama II Partners LP, 6.13%, 2023
     (144A security acquired Oct. 2003 for $141)1 (b)             141             148
                                                                      ----------------
                                                                                3,171
                                                                      ----------------

TOTAL LONG-TERM BONDS
     (Cost - $85,153)                                                          87,272
                                                                      ----------------

--------------------------------------------------------------------------------
CIGNA Investment Securities Investments in Securities
September 30, 2004 (Unaudited)

                                                                 NUMBER         VALUE
                                                               OF SHARES        (000)
--------------------------------------------------------------------------------------
PREFERRED STOCK - 1.5%
COMMUNICATIONS & MEDIA - 0.3%
Centaur Funding Corp., 9.08%
     (144A security acquired Jan., Aug. & Nov. 2001
     for $217) (b)                                                205             265
                                                                      ----------------

FINANCIAL - 1.0%
IBJ Preferred Capital Co. LLC,
     Step Coupon (8.79% to 6/30/08)
     (144A security acquired Aug, Oct, & Dec. 2003
     for $415) (b)                                                395             452
Natexis AMBS Co. LLC.,
     Step Coupon (8.44% to 6/30/08)
     (144A security acquired May 2002 for $152)                   140             161
RBS Capital Trust III,
     Step Coupon (5.51% to 9/30/14)                               260             264
                                                                      ----------------
                                                                      ----------------
                                                                                  877
                                                                      ----------------
INDUSTRIAL - 0.2%
RC Trust I, 7.00%, 2006                                         3,400             180
                                                                      ----------------

TOTAL PREFERRED STOCK
     (Cost  - $1,226)                                                           1,322
                                                                      ----------------


SHORT-TERM OBLIGATIONS - 1.3%
MONEY MARKET FUND - 1.2%
CIGNA Funds Group - Money Market Fund (f)                   1,106,500           1,106
                                                                      ----------------

                                                          PRINCIPAL
                                                            (000)
                                                        --------------
U.S. GOVERNMENT - 0.1%
     U.S. Treasury Bills,
     1.94%, 3/31/05 (g)                                          $ 50              50
                                                                      ----------------

TOTAL SHORT-TERM OBLIGATIONS
     (Cost - $1,156)                                                            1,156
                                                                      ----------------

TOTAL INVESTMENTS IN SECURITIES - 99.6%
     (Total Cost - $87,535) (i)                                                89,750
Cash and Other Assets Less Liabilities - 0.4%                                     379
                                                                      ----------------
NET ASSETS - 100.0%                                                          $ 90,129
                                                                      ================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
(a) This is a fair valued security which is in default due to bankruptcy.
    The principal amount represents beneficial ownership interest for future cash receipts under the bankruptcy filings.
(b) Indicates restricted security; the aggregate value of restricted securities is $5,252,014 (aggregate cost $4,912,464), which is approximately 5.8% of net assets. Valuations have been furnished by brokers trading in the securities or a pricing service for all restricted securities.
(c) Illiquid security.
(d) Defaulted security.
(e) Agency obligations are not gauranteed by the U.S. Government.
(f) TimesSquare Capital Management, Inc., the fund's Investment Adviser, is also the Adviser to the CIGNA Funds Group - Money Market Fund.
(g) Pledged as collateral for financial futures contracts. At September 30, 2004, the Fund was long 28, 2-year U.S. Treasury Notes and 1, 10-year U.S. Treasury Note, and was short 4, 30-year U.S. Treasury Bonds and 61, 5-year U.S. Treasury Notes futures contracts, all expiring in December 2004. Net unrealized loss amounted to $26,161. Underlying face values of the long and short positions were $6,024,914 and ($7,176,190), respectively, and underlying market values were $6,027,188 and ($7,204,625), respectively.
(h) A summary of outstanding forward currency contracts, as of September 30, 2004, is as follows:

                                                                         Net Unrealized
      Settlement              Forward          Foreign     Contract      Appreciation
      Date                    Contract        Currency       Value       (Depreciation)
     ----------------------------------------------------------------------------------
      Buys
     12/10/04                   Euro           740,000      918,593           22,905

     Tax Information

 (i) At September 30, 2004, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $88,066,379, was as follows:

     Aggregate gross unrealized appreciation for all
     investments in which there was an excess of value
     over tax cost                                                 $ 2,023,611
     Aggregate gross unrealized depreciation for all
     investments in which there was an excess of tax
     cost over value                                                  (339,861)
                                                                   ------------
     Unrealized appreciation - net                                 $ 1,683,750
                                                                   ============

     ----------------------------------------------------------------------------------
     Quality Ratings* of Long-Term Bonds (Unaudited)
     September 30, 2004
                                                           Value            % of
                                                           (000)           Value
     ----------------------------------------------------------------------------------
     Aaa/AAA                                                 $ 57,208            65.5%
     Aa/AA                                                      3,454              4.0
     A/A                                                        8,963             10.3
     Baa/BBB                                                   15,670             18.0
     Ba/BB                                                      1,082              1.2
     B/B                                                          303              0.3
     Below B                                                      102              0.1
     Not Rated                                                    490              0.6
                                                      ---------------------------------
                                                             $ 87,272           100.0%
     ----------------------------------------------------------------------------------

Item 2. Controls and Procedures.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)CIGNA Investment Securities

By (Signature and Title)* /s/ Jeffrey S. Winer, Vice President and Secretary

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Jeffrey S. Winer

Date November 29, 2004

By (Signature and Title)*/s/ Jeffrey S. Winer, Vice President and Secretary

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.